Subsequent Event	12 Months Ended
Apr. 30, 2023
Subsequent Events [Abstract]
Subsequent Event

19. Subsequent Event

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. The Company evaluated subsequent events through the date the financial statements were issued and determined the Company has the following major subsequent event that need to be disclosed.

Purchase 40% partnership interest in HKGF Market of Arcadia, LLC (“HKGF Arcadia”)

On June 27, 2023, the Company invested $1,440,000 for 40% partnership interest in HKGF Arcadia. HKGF Arcadia is a supermarket located in the City of Arcadia, California.